TAXES RECEOVERABLE (Tables)	3 Months Ended
Mar. 31, 2023
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	March 31, 2023	December 31, 2022
VAT recoverable	$1,826	$1,385
GST recoverable	39	25
Income taxes recoverable	2,498	2,327
	$4,363	$3,737